GUARANTEE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)
GUARANTEE LIABILITIES
Total	¥ 566	$ 88	¥ 2,441
Guarantee liabilities - stand ready
GUARANTEE LIABILITIES
Total	100		172	¥ 552	¥ 207,997
Guarantee liabilities - contingent
GUARANTEE LIABILITIES
Total	¥ 466		¥ 2,269